(LOSS) / PROFIT PER SHARE (Details ) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
(Loss) / Profit for the year	$ (79,340)	$ (30,271)	$ 31,880
Weighted average number of ordinary shares outstanding - basic	78,251,116	72,204,049	72,128,723
Weighted average number of ordinary shares outstanding - diluted	78,251,116	72,204,049	72,605,064
(Loss) / Profit per share - basic	$ (1.01)	$ (0.42)	$ 0.44
(Loss) / Profit per share - diluted	$ (1.01)	$ (0.42)	$ 0.44